9A. Long term investments (Tables) (ZHEJIANG JIAHUAN)	12 Months Ended
Dec. 31, 2014
ZHEJIANG JIAHUAN
Long term investments

2014
Gross unrealized
	Amortized cost			Fair
		Gains	Losses	Value
	RMB’000	RMB’000	RMB’000	RMB’000

Long term investment:
Unlisted investment	69	-	-	69

2013
Gross unrealized
	Amortized cost			Fair
		Gains	Losses	Value
	RMB’000	RMB’000	RMB’000	RMB’000

Long term investment:
Unlisted investment	69	-	-	69